Note 16 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Business Combination, Contingent Consideration, Liability, Total	$ 13,286
Fair Value, Inputs, Level 1 [Member]
Business Combination, Contingent Consideration, Liability, Total
Fair Value, Inputs, Level 2 [Member]
Business Combination, Contingent Consideration, Liability, Total
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability, Total	$ 13,286	$ 18,418